INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component of inventories
Raw materials	$ 80,343,732	$ 43,987,539
Work in progress	73,530,496	40,004,269
Finished goods	196,977,366	160,540,655
Total	350,851,594	244,532,463
Inventory written down	$ 37,764,638	$ 40,588,365	$ 39,555,386